As filed with the Securities and Exchange Commission on March 2, 2001
                                               Securities Act File No. 333-11283
                                   Investment Company Act File Act No. 811-07797




  ============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A




           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                  PRE-EFFECTIVE AMENDMENT NO.                             |_|


                  POST-EFFECTIVE AMENDMENT NO. 29                         |X|
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|
                  AMENDMENT NO. 30


                        (Check appropriate box or boxes)




                      SUNAMERICA STYLE SELECT SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)


                              The SunAmerica Center
                                733 Third Avenue
                               New York, NY 10017
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                    (Name and Address for Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                      Swidler Berlin Shereff Friedman, LLP
                  The Chrysler Building, 405 Lexington Avenue
                               New York, NY 10174

          Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.



It is proposed that this filing will become effective (check appropriate box)
     |X| immediately upon filing pursuant to paragraph (b)
     |_| on (date) pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1)
     |_| on (date) pursuant to paragraph (a)(1)
     |_| 75 days after filing pursuant to paragraph (a)(2)
     |_| on (date) pursuant to paragraph (a)(2) of Rule 485.



          If appropriate, check the following box:

                |_| This post-effective amendment designates a new
                    effective date for a previously filed
                               post-effective amendment.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference to Post-Effective Amendment No. 28 to this Registration Statement (File No. 333-11283) filed on February 28, 2001.

This amendment is being filed to amend Item 23(p)(xiv), Item 23
(d)(xv), Item 26, Item 28 and to file the following Exhibits:

(j) Consent of PricewaterhouseCoopers LLP, independent auditors for the Registrant; and

(p)(xviii) Code of Ethics for Van Wagoner Capital Management,Inc.

                                     PART C

                                OTHER INFORMATION


Item 23:          Exhibits.

(a)       (i)     Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant's Registration
                  Statement on Form N-1A (File No. 333-11283) filed on August
                  30, 1996.

         (ii) Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on August 30, 1996.

         (iii) Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on August 30, 1996.

         (iv) Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.


         (v) Articles Supplementary of Amendment dated September 23, 1997 Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (vi) Articles Supplementary of Amendment dated April 15, 1998 Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (vii) Articles Supplementary dated May 15, 1998 Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (viii) Articles of Amendment dated March 29, 1999 Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (ix) Articles of Amendment dated September 8, 1999 Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (x) Articles Supplementary dated November 1, 1999 Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (xi) Articles Supplementary dated May 22, 2000 Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (xii) Articles Supplementary dated March 1, 2001 Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.



(b) By-Laws. Incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(c) Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.


(d)      (i)      Investment Advisory Agreement. Incorporated herein by
                  reference to the identically numbered Exhibit of Post-Effective Amendment No. 25 to the Registrant's
                  Registration Statement on Form N-1A (File No. 333-11283) filed on April 28, 2000.


         (ii)     Subadvisory Agreement between SunAmerica Asset
                  Management Corp. ("SunAmerica") and American Century Investment Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.


         (iii) Subadvisory Agreement between SunAmerica and Deutche Asset Management. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration
                  Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.


         (iv) Subadvisory Agreement between SunAmerica and Berger Associates, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.


         (v) Subadvisory Agreement between SunAmerica and Credit Suisse Asset Management, LLC (formerly known as Warburg Pincus Asset Management, Inc.). Incorporated herein by reference to Exhibit (d)(xx)of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File
                  No. 333-11283) filed on February 26, 1999.


         (vi) Subadvisory Agreement between SunAmerica and Davis Selected Advisers, L.P. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.


         (vii) Subadvisory Agreement between SunAmerica and EQSF Advisers, Inc. Incorporated herein by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.


         (viii) Subadvisory Agreement between SunAmerica and Fred Alger Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2000.

         (ix) Subadvisory Agreement between SunAmerica and Janus Capital Corporation. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (x) Subadvisory Agreement between SunAmerica and Jennison Associates LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (xi) Subadvisory Agreement between SunAmerica and Lazard Asset Management. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.


*Filed herewith.



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


         (xii) Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC. Incorporated herein by reference to Exhibit
                  (d)(xiii) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.


         (xiii) Subadvisory Agreement between SunAmerica and Miller Anderson & Sherrerd, LLP. Incorporated herein by reference to Exhibit
                  (d)(xiv) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.


         (xiv) Subadvisory Agreement between SunAmerica and Neuberger Berman, LLC. Incorporated herein by reference to Exhibit (d)(xvii) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (xv) Subadvisory Agreement between SunAmerica and T. Rowe Price International Incorporated herein by reference to Exhibit
                  (d)(xviii) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A
                  (File No. 333-11283) filed on February 26, 1999.


         (xvi)    Subadvisory Agreement between SunAmerica and T. Rowe Price
                  Associates, Inc. Incorporated herein by reference to Exhibit
                 (d)(xix) of Post-Effective Amendment No.13 to the Registrant's
                  Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.


         (xvii) Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit (xix) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A
                  (File No. 333-11283) filed on October 29, 1999.

         (xviii) Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP. Incorporated herein by reference to Exhibit (xxi) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A
                  (File No. 333-11283) filed on February 26, 1999.

         (xix) Subadvisory Agreement between SunAmerica and Van Wagoner Capital Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on April 28, 2000.

         (xx) Subadvisory Agreement between SunAmerica and Dresdner RCM Global Investors LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on April 28, 2000.

(e)      (i)      Distribution Agreement.  Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment
                  No. 13 to the Registrant's Registration Statement on Form
                  N-1A (File No. 333-11283) filed on February 26, 1999.

         (ii) Form of Selling Agreement. Incorporated herein by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on December 30, 1998.

(f) Disinterested Trustees and Directors' Retirement Plan. Incorporated herein by reference to Exhibit 7 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

(g) Custodian Agreement. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on November 14, 1996.

(h)     (i)       Service Agreement. Incorporated herein by reference to
                  Exhibit 9(a) of Pre-Effective Amendment No. 1 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-11283) filed on November 14, 1996.

         (ii) Transfer Agency Agreement. Incorporated herein by reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A

                  (File No. 333-11283) filed on November 14, 1996.




(i) Opinion of Counsel to the Registrant Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
         (File No. 333-11283), filed on February 28, 2001.


(j)      Consent of Independent Accountants (filed herewith).


(k)      Not applicable.

(l)      Not applicable.

(m) Distribution Plans. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

(n)      Not applicable.

(o)      (i)      18f-3 Plan.  Incorporated herein by reference to Exhibit
                  5(b)(15) of Post-Effective Amendment No. 11 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-11283) filed on June 15, 1998.

         (ii)     Powers of Attorney.  Incorporated herein by reference to
                  Exhibit 17(a) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.


(p)      (i)      Code of Ethics for American Century Investment Management,
                  Inc. Incorporated herein by reference to Exhibit p (i) of Post-Effective Amendment No. 16 to American Century World
                  Mutual Funds, Inc.'s Registration Statement on Form N-1A
                  (File No. 33-39242) filed on March 10, 2000.

         (ii) Code of Ethics for Deutsche Asset Management herein by reference to Exhibit p to Post-Effective Amendment No. 70 of BT Investment Funds Registration Statement on Form N-1A (File No. 33-07404; 811-4760) filed on June 26, 2000.

         (iii) Code of Ethics for Berger Associates, Inc. Incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment
                  No. 8 to Berger Institutional Products Trust's Registration Statement on Form N-1A (File No. 033-6340; 811-07367) filed on April 28, 2000.

         (iv) Code of Ethics for Credit Suisse Asset Management, LLC Incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 21 to Credit Suisse Institutional Fund, Inc.'s Registration Statement on Form N-1A (File No. 33-47880) filed on August 30, 2000.


         (v) Code of Ethics for Davis Selected Advisers, L.P. Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (vi) Code of Ethics for EQSF Advisers, Inc. Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.


         (vii) Code of Ethics for Fred Alger Management, Inc. Incorporated herein by reference to Exhibit p of Post-Effective
                  Amendment No. 31 to the Alger Fund's Registration Statement on Form N-1A (File No. 33-4959; 811-01355) filed on July 21, 2000.

         (viii) Code of Ethics for Janus Capital Corporation. Incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 95 to Janus Investment Fund's Registration Statement on Form N-1A (File No. 2-34393; 811-01879) filed on September 13, 2000.

         (ix) Code of Ethics for Jennison Associates, LLC. Incorporated herein by reference to Exhibit p(3) of Post-Effective Amendment No. 13 to Prudential Investment Portfolios Inc.'s Registration Statement on Form N-1A (File No. 33-61997; 811-7343) filed on September 29, 2000.

         (x) Code of Ethics for Lazard Asset Management. Incorporated herein by reference to Exhibit p of Post-Effective
                  Amendment No. 20 to Lazard Fund's Registration Statement on Form N-1A (File No. 811-6312; 33-40682) filed on August 15, 2000.

         (xi) Code of Ethics for Marsico Capital Management, LLC. Incorporated herein by reference to Exhibit p of Post-Effective Amendment No. 5 to Marsico Investment Fund's Registration Statement on Form N-1A (File No. 333-36975; 811-8397) filed on May 31, 2000.

         (xii) Code of Ethics for Miller Anderson & Sherrerd, LLP. Incorporated herein by reference to Exhibit p of Post-Effective Amendment No. 55 to MAS Fund's Registration Statement on Form N-1A (file No. 002-89729) filed on March 31, 2000.


         (xiii) Code of Ethics for Neuberger Berman, LLC. Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (xiv) Code of Ethics for Perkins, Wolf, McDonnell & Company Inc. Incorporated herein by reference to Exhibit (p)-6 of Post-Effective Amendment No. 38 to Berger Investment Portfolio Trust's Registration Statement on Form N-1A (File No. 33-69460) filed on January 26, 2001.


         (xv) Code of Ethics for T. Rowe Price Associates, Inc. Incorporated herein by reference to Exhibit p of Pre-Effective Amendment No. 1 to T. Rowe Price Developing Technologies Fund, Inc.'s Registration Statement on Form N-1A (File No. 333-40558; 811-10003) filed on August 25, 2000.

         (xvi) Code of Ethics for Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit p(2) of Post-Effective Amendment No. 42 to Thornburg Investment Trust's Registration Statement on Form N-1A (File No. 33-14905) filed on September 1, 2000.


         (xvii) Code of Ethics for Wellington Management Company, LLP. Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (xviii) Code of Ethics for Van Wagoner Capital Management, Inc. (filed herewith).

         (xix) Code of Ethics for Dresdner RCM Global Investors LLC. Incorporated by reference to identically numbered
                  Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

         (xx) Code of Ethics for T. Rowe Price International Incorporated by reference to identically numbered Exhibit of the Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-11283), filed on February 28, 2001.

Item 24.          Persons Controlled by or Under Common Control with Registrant

         There are no persons controlled by or under common control with Registrant.

Item 25.          Indemnification

     5.01 Indemnification of Directors and Officers. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Corporation in which such person shall have been adjudged to be liable to the Corporation), by reason of being or having been a director or officer of the Corporation, or serving or having served at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another entity in which the Corporation has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with any such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Corporation or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

     5.02 Procedure for Indemnification. Any indemnification under Section 5.01 shall (unless ordered by a court) be made by the Corporation only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was


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


not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

     5.03 Advance Payment of Expenses. Reasonable expenses (including attorneys' fees) incurred by a Covered Person may be paid or reimbursed by the Corporation in advance of the final disposition of an action, suit or proceeding upon receipt by the Corporation of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Corporation is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     5.04 Exclusivity, Etc. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance or expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Corporation, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Corporation shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Corporation and each director or officer of the Corporation who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Corporation arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

     5.05 Insurance. The Corporation may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Corporation shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

     5.06 Severability: Definitions. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article V means this Article V in its entirety.

                  Section 8 of the Article of Incorporation provides as follows:

     (5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Corporation and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

Item 26.          Business and other Connections of Investment Adviser

          SunAmerica is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.


         American Century Investment Management, Inc.; Deutsche Asset Management, Inc.; Berger LLC; Credit Suisse Asset Management, LLC; Davis Selected Advisers, L.P.; Dresdner RCM Global Investors LLC; EQSF Advisers, Inc.; Fred Alger Management, Inc.; Janus Capital Corporation; Jennison Associates LLC; Lazard Asset Management; Marsico Capital Management, LLC; Miller Anderson & Sherrerd, LLP; Neuberger Berman, LLC; Perkins, Wolf, McDonnell & Company; T. Rowe Price International Incorporated; T. Rowe Price Associates, Inc.; Thornburg Investment Management, Inc., Van Wagoner Capital Management, Inc., and Wellington Management Company, LLP; the Advisers of certain of the Portfolios of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Advisers, and other required information:


                                                                       File No.


         American Century Investment Management, Inc.                  801-08174
         Berger, LLC                                                   801-09451
         Credit Suisse Asset Management, LLC                           801-37170
         Davis Selected Advisers, L.P.                                 801-31648

         Deutsche Asset Management, Inc.                               801-27291

         Dresdner RCM Global Investors LLC                             801-06709
         EQSF Advisers, Inc.                                           801-27792
         Fred Alger Management, Inc.                                   801-06709
         Janus Capital Corporation                                     801-13991
         Jennison Associates LLC                                       801-05608

         Lazard Asset Management                                       801-6568
         Marsico Capital Management, LLC                               801-54914
         Miller Anderson & Sherrerd, LLP                               801-10437

         Neuberger Berman, LLC                                         801-03908
         Perkins, Wolf, McDonnell & Company                            801-19974

         T. Rowe Price International Incorporated                      801-14713

         T. Rowe Price Associates, Inc.                                801-00856
         Thornburg Investment Management, Inc.                         801-17853
         Wellington Management Company, LLP                            801-15908
         Van Wagoner Capital Management, Inc.                          801-50676



         Reference is made to Post-Effective Amendment No. 74 to BT Investment Funds' Registration Statement on Form N-1A (File No. 33-07404) filed on September 29, 2000 for a description of the names and employment of the directors and officers of Deutsche Asset Management.



Item 27.          Principal Underwriters

         (a) The principal underwriter of the Registrant also acts as principal underwriter for:

                  Brazos Mutual Funds
                  SunAmerica Income Funds
                  SunAmerica Money Market Funds, Inc.
                  SunAmerica Equity Funds
                  SunAmerica Strategic Investment Series, Inc.

         (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's Shares:


  Name and Principal         Position With                Position with
   Business Address          Underwriter                  the Registrant
  ------------------         -------------------------    ----------------------

Peter A. Harbeck             Director                     Director and President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

J. Steven Neamtz             President and Director       Vice President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

Robert M. Zakem              Executive Vice President,    Secretary and Chief
The SunAmerica Center        General Counsel              Compliance Officer
733 Third Avenue             and Director
New York, NY 10017-3204

Susan L. Harris              Secretary                    None
SunAmerica, Inc.
1 SunAmerica Center
Los Angeles, CA 90067-6022

Debbie Potash-Turner         Chief Financial Officer      None
The SunAmerica Center        and Controller
733 Third Avenue
New York, NY 10017-3204


         (c)      Not applicable.

Item 28.          Location of Accounts and Records

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its affiliate, National Financial Data Services, collectively, act as custodian, transfer agent and dividend paying agent. They maintain books, records and accounts pursuant to the instructions of the Fund.

         SunAmerica is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. SunAmerica has contracted with Callan Associates, Inc. ("Callan") to compile historical performance data relating to the Advisers, both individually and on a composite basis. Registrant's records relating thereto are maintained by Callan. Callan is located at 71 Stevenson Street, Suite 1300, San Francisco, CA 94105.

         American Century Investment Management, Inc. is located at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

         Deutsche Asset Management, Inc. is located at 130 Liberty Street (One Bankers Trust Plaza), New York 10006.

         Berger, LLC is located at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

         Credit Suisse Asset Management, LLC is located at 466 Lexington Avenue, New York, New York 10017-3147.

         Davis Selected Advisers, L.P. is located at 124 East Marcy Street, Santa Fe, New Mexico 87501.


         Deutsche Asset Management, Inc. is located at 130 Liberty Street, New York, NY 10006.

         Dresdner RCM Global Investors LLC is located at Four Embarcadero Center San Francisco, California 94111.


         EQSF Advisers, Inc. is located at 767 Third Avenue, New York, New York 10017.

         Fred Alger Management, Inc. is located at 1 World Trade Center, 93rd Floor, New York, New York 10048.

         Janus Capital Corporation is located at 100 Fillmore Street, Denver, Colorado 80206-4923.

         Jennison Associates LLC is located at 466 Lexington Avenue, New York, NY 10017.

         Lazard Asset Management is located at 30 Rockefeller Plaza, New York, New York 10112.

         Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300, Denver, CO 80202.

         Miller Anderson & Sherrerd, LLP is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428.

         Neuberger Berman, LLC is located at 605 Third Avenue, New York, New York 10158-0180.

         Perkins, Wolf, McDonnell & Company is located at 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604.

         T. Rowe Price International, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.

         Thornburg Investment Management, Inc. is located at 119 East Marcy Street, Santa Fe, New Mexico 87501.

         T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.

         Wellington Management Company, LLP is located at 75 State Street, Boston, Massachusetts 02109.


         Van Wagoner Capital Management, Inc. is located at 345 California Street, San Francisco, California 94104.


Each of the Advisers maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.          Management Services


         Not applicable.

Item 30.          Undertakings


         Not applicable.

                                   SIGNATURES







         Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 2nd day of March, 2001.


                                           SunAmerica Style Select Series, Inc.

                                           By: /s/ Peter E. Pisapia
                                               -------------------------
                                                   Peter E. Pisapia
                                                  Vice President and
                                                  Assistant Secretary



         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


           *               President and Director
------------------------   (Principal Executive Officer)
Peter A. Harbeck


           *               Treasurer
------------------------   (Principal Financial and
Peter C. Sutton            Accounting Officer)


           *               Director
------------------------
S. James Coppersmith


           *               Director
------------------------
Samuel M. Eisenstat


           *               Director
------------------------
Stephen J. Gutman


           *               Director
------------------------
Sebastiano Sterpa


*By: /s/ Peter E. Pisapia                         March 2, 2001
-------------------------
Peter E. Pisapia
Attorney-in-Fact

                                 Exhibit Index

Exhibit No.
----------

99.J          Consent of Independent Accountant

99.P (xviii)  Code of Ethics for Van Wagoner Capital Management, Inc.